UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-21109

                      OFI Tremont Market Neutral Hedge Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT MARKET NEUTRAL HEDGE FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2004                           (UNAUDITED)
--------------------------------------------------------------------------------

                                                   % OF
                                                INVESTMENT                                  % OF NET                  ACQUISITION
DESCRIPTION                                     FUND HELD           COST           VALUE     ASSETS    LIQUIDITY 1       DATE 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT IN INVESTMENT FUNDS
EQUITY MARKET NEUTRAL
Barclays Global Investors The
  32 Capital Fund Ltd.                             0.9%          5,015,001      5,682,818       7.8%       Monthly      01/03-04/04
AQR Global Stock Selection Offshore Fund Ltd.      0.9%          1,900,001      2,315,150       3.2%      Quarterly     01/03-04/04
                                                             ----------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                      6,915,002      7,997,968      11.0%

EVENT DRIVEN
Avenue Investments, L.P.                           0.7%          2,200,001      2,685,568       3.7%       Annually     01/03-04/04
Bear Stearns High-Grade Structured
  Credit Strategies, L.P.                          0.5%          5,000,000      5,065,579       6.9%       Monthly         11/04
GoldenTree Credit Opportunities, L.P.              5.6%          2,684,740      2,737,542       3.7%    Semi-Annually      12/04
                                                             ----------------------------------------
TOTAL EVENT DRIVEN                                               9,884,741     10,488,689      14.3%

FIXED INCOME ARBITRAGE
Endeavour Fund I, LLC                              1.2%          4,450,000      4,900,406       6.7%      Quarterly     10/03-05/04
Oak Hill CCF Partners, L.P.                        0.9%          2,850,000      2,971,253       4.1%       Monthly      01/04-05/04
Julius Baer Diversified Fixed
  Income Hedge Fund                                3.1%          2,000,000      2,049,691       2.8%      Quarterly        11/04
                                                             ----------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                     9,300,000      9,921,350      13.6%

GLOBAL MACRO
OLEA Global Fund                                   0.4%          2,700,000      2,612,548       3.5%       Monthly      08/04-09/04
Epoch Overseas Ltd.                                0.3%          1,702,295      1,477,811       2.0%      Quarterly        02/04
                                                             ----------------------------------------
TOTAL GLOBAL MACRO                                               4,402,295      4,090,359       5.5%

LONG/SHORT EQUITY
Cantillon US Low Volatility Ltd.                   0.6%           3,600,000      3,791,904      5.2%       Monthly         04/04
Hunter Global Investors Fund I, L.P                1.9%           3,500,000      4,040,323      5.5%      Quarterly     01/04-04/04
Pegasus Fund Ltd.                                  1.1%           4,600,000      4,831,580      6.6%       Monthly         05/04
Whitney New Japan Partners, L.P.                   3.9%           3,000,000      3,757,521      5.1%      Quarterly     08/03-07/04
                                                             ----------------------------------------
TOTAL LONG/SHORT EQUITY                                          14,700,000      16,421,328    22.4%

MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                  2.2%           2,000,000      2,123,476      2.9%       Monthly         11/04
Graham Global Investment Fund II Ltd.              0.1%           2,000,000      2,179,472      2.9%       Monthly         11/04
                                                             ----------------------------------------
TOTAL MANAGED FUTURES                                             4,000,000      4,302,948      5.8%

MULTI STRATEGY
Stark Investments, L.P.                            0.3%           5,100,000      5,508,230       7.5%       Annually     01/04-04/04
Sagamore Hill Partners, L.P.                       0.7%           3,500,001      3,732,706       5.1%      Quarterly     01/03-03/04
Canyon Value Realization Fund, L.P.                0.3%           2,750,001      3,444,309       4.7%       Annually     01/03-04/04
                                                             ----------------------------------------
TOTAL MULTI STRATEGY                                             11,350,002      12,685,245     17.3%
                                                             ----------------------------------------

Total Investments in Investment Funds                            60,552,040      65,907,887     89.9%

SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                            225,408         225,408      0.3%
                                                             ------------------------------------------

Total Investments in Investment
  Funds and Short-Term Investment                             $  60,777,448    $ 66,133,295     90.2%
                                                             ==========================================
Other Assets in Excess of Liabilities                                             7,168,616      9.8%
                                                                               ------------------------
NET ASSETS                                                                     $ 73,301,911    100.0%
                                                                               ========================

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.

1. AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2. REPRESENTS INITIAL THROUGH MOST RECENT MONTH OF INVESTMENT PURCHASES.

Notes to Quarterly Statement of Investments

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2004, the Fund did not have any capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2004.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)